Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on October 4, 2024. 1. Nuveen Core Plus Bond Fund ETF 2. Nuveen Enhanced Yield U.S. Aggregate Bond ETF 3. Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF 4. Nuveen ESG High Yield Corporate Bond ETF 5. Nuveen ESG U.S. Aggregate Bond ETF 6. Nuveen Global Net Zero Transition ETF 7. Nuveen Preferred and Income ETF 8. Nuveen Sustainable Core ETF 9. Nuveen Ultra Short Income ETF We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000173018 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Class Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Trading Symbol	NUAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$21	0.21%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 6.44% for the 12 months ended July 31, 2024. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 6.83%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 5.18%

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

»   Top contributors to the custom index’s relative performance

▪  Overweight to corporate bonds and commercial mortgage-backed securities (CMBS).

▪  Underweight to US treasury bonds, which generally underperformed spread sectors over the reporting period.

»   There were no material detractors from the custom index’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/14/16)

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NAV)	6.44%	0.29%	1.14%

ICE BofA U.S. Broad Market Index	5.18%	0.17%	1.04%

ICE BofA Enhanced Yield U.S. Broad Bond Index	6.83%	0.53%	1.50%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 35,816,801
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 66,045
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$35,816,801

Total number of portfolio holdings	692

Portfolio turnover (%)	48%

Total management fees paid for the year	$66,045

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
C000180107 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Class Name	Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Trading Symbol	NUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	$16	0.16%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)’s total return at net asset value (NAV) was 5.65% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index, returned 5.85%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg 1-5 Year U.S. Aggregate Bond Index, which returned 5.91%

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/31/17)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NAV)	5.65%	1.38%	1.76%
Bloomberg 1‑5 Year U.S. Aggregate Bond Index	5.91%	1.22%	1.60%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.34%
NUSA Custom Index *	5.85%	1.53%	1.98%
* The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 32,433,010
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 47,258
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$32,433,010
Total number of portfolio holdings	294
Portfolio turnover (%)	37%
Total management fees paid for the year	$47,258

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000193700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG U.S. Aggregate Bond ETF
Class Name	Nuveen ESG U.S. Aggregate Bond ETF
Trading Symbol	NUBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG U.S. Aggregate Bond ETF	$16	0.16%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)’s total return at net asset value (NAV) was 5.03% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 5.09%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 5.10%.

•  Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/29/17)
Nuveen ESG U.S. Aggregate Bond ETF (NAV)	5.03%	(0.04)%	0.89%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.10%
Bloomberg MSCI U.S. Aggregate ESG Select Index	5.09%	0.19%	1.10%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 368,721,828
Holdings Count | Holding	1,714
Advisory Fees Paid, Amount	$ 473,283
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$368,721,828
Total number of portfolio holdings	1,714
Portfolio turnover (%)	13%
Total management fees paid for the year	$473,283

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
C000209930 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG High Yield Corporate Bond ETF
Class Name	Nuveen ESG High Yield Corporate Bond ETF
Trading Symbol	NUHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen ESG High Yield Corporate Bond ETF	$33	0.31%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG High Yield Corporate Bond ETF (NUHY)’s total return at net asset value (NAV) was 10.43% for the 12 months ended July 31, 2024. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 10.91%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 11.06%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

»   Top contributors to the custom index’s relative performance

▪  Security selection in the communications sector, led by overweights to Frontier Communications and CSC Holdings LLC.

»   Top detractors from the custom index’s relative performance

▪  An overweight to lumber production and distribution company Enviva Inc., which filed for bankruptcy during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (9/25/19)

Nuveen ESG High Yield Corporate Bond ETF (NAV)	10.43%	2.39%

Bloomberg U.S. Aggregate Bond Index	5.10%	(0.15)%

Bloomberg U.S. High Yield Very Liquid Index	11.06%	3.60%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	10.91%	2.77%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 89,221,581
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 284,454
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$89,221,581
Total number of portfolio holdings	394
Portfolio turnover (%)	43%
Total management fees paid for the year	$284,454

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000236604 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Net Zero Transition ETF
Class Name	Nuveen Global Net Zero Transition ETF
Trading Symbol	NTZG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Global Net Zero Transition ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Global Net Zero Transition ETF	$59	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Net Zero Transition returned 10.99% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the MSCI ACWI Index (Net), which returned 17.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, including an overweight to U.S. HVAC company Trane Technologies PLC.

»   Security selection in the consumer staples sector, including overweights to U.S.-based retailers Costco Wholesale Corporation and Walmart Inc.

»   An overweight to Danish pharmaceutical company Novo Nordisk A/S.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to U.S.-based NVIDIA Corporation and an overweight to South Korean battery manufacturer Samsung SDI Co Ltd.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods firm Kering SA.

»   Security selection in the financials sector, including an overweight to Dutch payment company Adyen NV.
Performance Attribution Industrials Consumer staples Novo Nordisk A/S Information technology Consumer discretionary Financials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (6/23/22)
Nuveen Global Net Zero Transition ETF (NAV)	10.99%	13.85%
MSCI ACWI Index (Net)	17.02%	17.89%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,440,931
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 32,928
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$6,440,931

Total number of portfolio holdings	70

Portfolio turnover (%)	22%

Total management fees paid for the year	$32,928

Holdings [Text Block]
Material Fund Change [Text Block]	How has the Fund changed?
•	On August 21, 2024, the Fund’s Board of Trustees approved the liquidation of the Fund, effective October 22, 2024.

C000248461 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond ETF
Class Name	Nuveen Core Plus Bond ETF
Trading Symbol	NCPB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of March 5, 2024 (inception) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$30	0.30%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond ETF returned 2.99% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.6%.

•  Top contributors to relative performance

»   The Fund’s exposure to higher-yielding spread sectors, particularly an out-of-benchmark allocation to high yield corporate bonds and overweight to emerging markets debt.

»   Underweight to U.S. Treasury bonds and an overweight to mortgage-backed securities (MBS).

»   Security selection within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and corporate bonds.

•  Top detractors from relative performance

»   Yield curve positioning, including an underweight to the two- and five-year segments of the curve, as short-term rates decreased during the reporting period.

»   Security selection within U.S. Treasury bonds.
Performance Attribution Corporate bonds and emerging markets debt Underweight to U.S. Treasury bonds and MBS CMBS and ABS Yield curve positioning Security selection within U.S. Treasury bonds

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (3/5/24)

Nuveen Core Plus Bond ETF (NAV)	2.99%

Bloomberg U.S. Aggregate Bond Index	2.60%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 40,558,405
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 39,070
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$40,558,405

Total number of portfolio holdings	352

Portfolio turnover (%)	34%

Total management fees paid for the year	$39,070

Holdings [Text Block]

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
C000248462 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred and Income ETF
Class Name	Nuveen Preferred and Income ETF
Trading Symbol	NPFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of March 5, 2024 (inception) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Preferred and Income ETF	$56	0.55%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred and Income ETF returned 4.05% for Common Shares at net asset value (NAV) for the abbreviated reporting period since the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund underperformed the NPFI Blended Benchmark, which returned 4.61%. The NPFI Blended Benchmark consists of: 60% ICE US Institutional Capital Securities Index (IIPS), and 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection within fixed-to-fixed rate coupon securities, particularly recently issued, higher coupon securities, which outperformed the broader preferred securities market.

•  Top detractors from relative performance

»   Shorter-duration positioning, resulting from an overweight to floating-rate coupon securities, which detracted as short-term rates decreased during the reporting period.

»   Underweight to contingent capital securities (CoCos), which was partially offset by favorable security selection within that segment.
Performance Attribution Fixed-to-fixed rate coupon securities Shorter-duration positioning Underweight CoCos

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

Since Inception (3/5/24)

Nuveen Preferred and Income ETF (NAV)	4.05%

Bloomberg U.S. Aggregate Bond Index	2.60%
ICE US Institutional Capital Securities Index	4.13%
NPFI Blended Benchmark	4.61%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 17,240,876
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 35,238
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$17,240,876

Total number of portfolio holdings	123

Portfolio turnover (%)	6%

Total management fees paid for the year	$35,238

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
C000248463 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Income ETF
Class Name	Nuveen Ultra Short Income ETF
Trading Symbol	NUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of March 5, 2024 (inception) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/enus/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/enus/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Ultra Short Income ETF	$17	0.17%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ultra Short Income ETF returned 2.22% for Common Shares at net asset value (NAV) for the abbreviated reporting period since the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund performed in line with the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 2.16%.

•  Top contributors to relative performance

»   Out-of-benchmark allocations to spread sectors, notably to investment grade corporate bonds, which was driven by strong performance in the banking and insurance industries.

»   Out-of-benchmark allocation to asset-backed securities (ABS), led by automotive related securities.

»   Out-of-benchmark allocation to commercial mortgage-backed securities (CMBS), which rallied and outperformed during the reporting period.

•  There were no material detractors from relative performance.
Performance Attribution Investment grade corporate bonds ABS CMBS

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (3/5/24)
Nuveen Ultra Short Income ETF (NAV)	2.22%
Bloomberg U.S. Aggregate Bond Index	2.60%
ICE BofA U.S. 3‑Month Treasury Bill Index	2.16%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 25,792,704
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 11,077
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$25,792,704

Total number of portfolio holdings	134

Portfolio turnover (%)	7%

Total management fees paid for the year	$11,077

Holdings [Text Block]
(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000248464 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Sustainable Core ETF
Class Name	Nuveen Sustainable Core ETF
Trading Symbol	NSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of March 5, 2024 (inception) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Nuveen Sustainable Core ETF	$47	0.46%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Sustainable Core ETF returned 8.33% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s inception on March 5, 2024, through July 31, 2024. The Fund underperformed the S&P 500 Index, which returned 9.31%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, including a lack of exposure to U.S. chipmakers Advanced Micro Devices, Inc. and Intel Corporation.

»   Security selection in the utilities sector, including overweights to NextEra Energy, Inc. and American Electric Power Company, Inc.

»   An overweight to Bank of New York Mellon Corp.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to pharmaceutical firms Merck & Co., Inc. and Bristol-Myers Squibb Company.

»   An underweight to Apple, Inc.
Performance Attribution Information technology Utilities Bank of New York Mellon Corp. Health care Apple, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (3/5/24)
Nuveen Sustainable Core ETF (NAV)	8.33%
S&P 500® Index	9.31%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,689,198
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,076
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$5,689,198
Total number of portfolio holdings	51
Portfolio turnover (%)	4%
Total management fees paid for the year	$10,076

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.